Average Annual Total Returns (Vanguard Growth and Income Fund Retail)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Admiral Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.04%	14.16%	11.99%	9.56%	13.69%	13.69%
Five Years	15.72%	15.85%	15.02%	12.69%	15.45%	15.45%
Ten Years	6.95%	7.10%	6.28%	5.61%	7.67%	7.67%